Our people	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Our people

5. Our people

Our staff numbers averaged 133,903 for the year ended 31 December 2018 against 134,428 in 2017 and 132,657 in 2016. Their geographical distribution was as follows:

	2018	2017	2016
North America	25,990	27,399	27,246
UK	14,331	14,197	14,070
Western Continental Europe	26,825	25,700	24,996
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	66,757	67,132	66,345
	133,903	134,428	132,657

Their reportable segment distribution was as follows:

	2018	2017	2016
Advertising and Media Investment Management	55,421	56,789	55,120
Data Investment Management	28,309	28,629	29,279
Public Relations & Public Affairs	9,048	9,082	9,054
Brand Consulting, Health & Wellness and Specialist Communications	41,125	39,928	39,204
	133,903	134,428	132,657

At the end of 2018, staff numbers were 134,281 (2017: 134,413, 2016: 134,341).

Staff costs include:

	2018 £m	2017 £m	2016 £m
Wages and salaries	5,710.0	5,832.3	5,395.6
Cash-based incentive plans	240.7	219.2	260.2
Share-based incentive plans (note 21)	84.8	105.0	106.5
Social security costs	717.5	720.3	658.1
Pension costs (note 22)	191.2	192.0	178.1
Severance	37.5	39.5	34.5
Other staff costs[1]	1,190.9	1,210.7	1,151.9
	8,172.6	8,319.0	7,784.9

Note

[1]	Freelance and temporary staff costs are included in other staff costs.

Included above are charges of £2.0 million (2017: £12.3 million, 2016: £15.5 million) for share-based incentive plans in respect of key management personnel (who comprise the Directors of the Group). Total compensation received by key management personnel in respect of 2018 was £6.2 million (2017: £17.8 million, 2016: £57.5 million) of which £0.4 million (2017: £0.7 million, 2016: £0.7 million) were pension contributions. The value of the EPSP awards, which vest in the year following the end of the five-year performance period, is included in total compensation in the year the relevant five-year performance period ends.